FINANCE RECEIVABLES, NET - Schedule of Future Minimum Lease Receivables (Details)	Sep. 30, 2025 USD ($)
Receivables [Abstract]
2026	$ 59,626
2027	40,422
2028	13,849
2029	136
Total	$ 114,033